Shareholder Report, Holdings (Details) - C000256092 [Member]	Nov. 30, 2025
TI Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
XPLR Infrastructure LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
NextDecade Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
EQT Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Williams Cos., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Antero Resources Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
ONEOK, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Liberty Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
NextEra Energy, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Enterprise Products Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.10%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%